LOANS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance		$ 5,735
Impaired loans, Unpaid Principal Balance and Recorded Investment	$ 5,978	5,935
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance		0
Impaired loans, Allowance for Loan Losses Allocated	0	14
Impaired loans, Average Recorded Investment, With No Related Allowance		7,984
Impaired loans, Average Recorded Investment	5,301	8,190
Impaired loans, Interest Income Recognized, With No Related Allowance		7
Impaired loans, Interest Income Recognized	147	7
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		7
Impaired loans, Cash Basis Income Recognized	147	7
Residential Real Estate One To Four Family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	4,308	4,694
Impaired loans, Unpaid Principal Balance and Recorded Investment, With An Allowance		200
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Allowance for Loan Losses Allocated, With An Allowance		14
Impaired loans, Average Recorded Investment, With No Related Allowance	4,075	6,887
Impaired loans, Average Recorded Investment, With An Allowance		206
Impaired loans, Interest Income Recognized, With No Related Allowance	84	7
Impaired loans, Interest Income Recognized, With An Allowance		0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	84	7
Impaired loans, Cash Basis Income Recognized, With An Allowance		0
Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	857
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	554
Impaired loans, Interest Income Recognized, With No Related Allowance	31
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	31
Commercial and industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	0	68
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	19	94
Impaired loans, Interest Income Recognized, With No Related Allowance	6	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	6	0
Consumer and other Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With An Allowance	28
Impaired loans, Allowance for Loan Losses Allocated, With An Allowance	0
Impaired loans, Average Recorded Investment, With An Allowance	28
Impaired loans, Interest Income Recognized, With An Allowance	0
Impaired loans, Cash Basis Income Recognized, With An Allowance	0
Consumer and other Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With An Allowance	18
Impaired loans, Allowance for Loan Losses Allocated, With An Allowance	0
Impaired loans, Average Recorded Investment, With An Allowance	7
Impaired loans, Interest Income Recognized, With An Allowance	0
Impaired loans, Cash Basis Income Recognized, With An Allowance	0
Non Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	767	529
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	618	538
Impaired loans, Interest Income Recognized, With No Related Allowance	26	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	$ 26	0
Farm [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance		444
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance		0
Impaired loans, Average Recorded Investment, With No Related Allowance		465
Impaired loans, Interest Income Recognized, With No Related Allowance		0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		$ 0